Securities at amortised cost - Debt securities by type and balance sheet lines (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Loan loss provisions	€ (4,590)	€ (4,491)
Financial assets	878,985	876,444
FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	34,468	31,223	€ 69,730
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	79,676	76,128
Loan loss provisions	(17)	(17)
Financial assets	85,914	81,323
Debt securities [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	3,067	3,218
Financial assets	3,067	3,218
Debt securities [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	30,491	25,622
Loan loss provisions	(7)	(6)
Financial assets	30,483	25,616
Debt securities [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	46,118	47,288
Loan loss provisions	(10)	(11)
Financial assets	46,108	47,276
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	46,334	40,381
Debt securities [member] | Government bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	408	142
Debt securities [member] | Government bonds [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	20,300	15,580
Debt securities [member] | Government bonds [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	25,627	24,659
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	17,801	17,639
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	505	467
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	6,606	5,928
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	10,689	11,244
Debt securities [member] | Covered bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	8,693	8,967
Debt securities [member] | Covered bonds [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,734	2,245
Debt securities [member] | Covered bonds [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	6,960	6,722
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	619	1,273
Debt securities [member] | Corporate bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision		23
Debt securities [member] | Corporate bonds [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	476	485
Debt securities [member] | Corporate bonds [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	143	765
Debt securities [member] | Financial institutions' bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	3,308	4,402
Debt securities [member] | Financial institutions' bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,440	1,527
Debt securities [member] | Financial institutions' bonds [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	332	460
Debt securities [member] | Financial institutions' bonds [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,536	2,415
Debt securities [member] | ABS portfolio [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	2,920	3,466
Debt securities [member] | ABS portfolio [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	714	1,059
Debt securities [member] | ABS portfolio [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,043	924
Debt securities [member] | ABS portfolio [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,163	1,483
Debt securities [member] | Bond portfolio [member]
Disclosure of financial assets [line items]
Financial assets	79,659	76,111
Debt securities [member] | Bond portfolio [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets	3,067	3,218
Debt securities [member] | Bond portfolio [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	30,483	25,616
Debt securities [member] | Bond portfolio [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets	€ 46,108	€ 47,276